Financial risk management (Tables)	12 Months Ended
Dec. 31, 2024
Financial risk management
Schedule of contractual maturities of financial liabilities
	December 31, 2024
		Less than			Over 5
	Total	1 year	2-3 years	4-5 years	years

Trade and other payables	$37,333	$37,333	$-	$-	$-
Pre-payment facility	2,000	2,000	-	-	-
Credit facility	10,000	2,400	7,600	-	-
Interest on credit facility	1,359	980	379	-	-
Convertible debenture	11,676	11,676	-	-	-
Interest on convertible debenture	415	415	-	-	-
Royalty payable	3,026	3,026	-	-	-
Metals contract liability	40,868	13,707	27,161	-	-
Silver contract liability	18,193	-	11,691	6,502	-
Projected pension contributions	8,563	1,693	2,564	2,803	1,503
Decommissioning provision	19,762	-	-	-	19,762
Other long-term liabilities	1,658	-	716	317	625
	$154,853	$73,230	$50,111	$9,622	$21,890

Schedule of total lease liabilities discounted using an incremental borrowing rate
	December 31, 2024
		Less than			Over 5
	Total	1 year	2-3 years	4-5 years	years

Trade and other payables	$622	$622	$-	$-	$-
Other long-term liabilities	1,033	-	716	317	-
	$1,655	$622	$716	$317	$-

Schedule of net loss or other comprehensive loss due to currency fluctuations
	Year	Year
	ended	ended
	December 31,	December 31,
	2024	2023

Lease liabilities, beginning of year	$1,436	$3,142
Additions	823	225
Lease principal payments	(608)	(2,527)
Lease interest payments	(71)	(154)
Accretion on lease liabilities	75	750
Lease liabilities, end of year	$1,655	$1,436

Schedule of net loss and comprehensive loss due to changes in the exchange rates
	As at December 31, 2024
	CAD	MXN

Cash and cash equivalents	$11,759	$537
Trade and other receivables	196	3,355
Trade and other payables	10,960	11,557

Schedule of net loss and comprehensive loss due to changes in the exchange rates
	CAD/USD	MXN/USD
	Exchange rate	Exchange rate
	+/- 10%	+/- 10%

Approximate impact on:
Net loss	$1,561	$4,216
Other comprehensive loss	(489)	(121)

Schedule of level 3 Inputs are unobservable
	December 31,	December 31,
	2024	2023

Level 1
Cash and cash equivalents	$20,002	$2,061
Restricted cash	4,527	4,351

Level 2
Trade and other receivables	7,132	9,486
Derivative instruments	709	1,230
Metals contract liability	40,868	36,837
Silver contract liability	18,193	-

Level 3
Royalty payable	2,762	3,947

Amortized cost
Pre-payment facility	2,000	2,250
Credit facility	9,490	-
Promissory notes	-	4,275
Convertible debenture	10,849	15,384